united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2619

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Ladenburg Aggressive Growth Fund

Class A (LAWAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	1.00%

Fund Statistics

Net Assets	$55,441,639
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$143,419
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.3%
Fixed Income	6.8%
Equity	91.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	27.0%
Schwab U.S. Large-Cap Growth ETF	24.7%
Pacer US Cash Cows 100 ETF	11.0%
JPMorgan Hedged Equity Laddered Overlay ETF	8.2%
Avantis U.S. Small Cap Value ETF	8.0%
Invesco S&P SmallCap Momentum ETF	6.9%
Vanguard Mid-Cap Growth ETF	6.0%
iShares 20+ Year Treasury Bond ETF	2.8%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	2.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Aggressive Growth Fund - Class A (LAWAX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LAWAX

Ladenburg Aggressive Growth Fund

Class C (LAWCX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$92	1.75%

Fund Statistics

Net Assets	$55,441,639
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$143,419
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.3%
Fixed Income	6.8%
Equity	91.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	27.0%
Schwab U.S. Large-Cap Growth ETF	24.7%
Pacer US Cash Cows 100 ETF	11.0%
JPMorgan Hedged Equity Laddered Overlay ETF	8.2%
Avantis U.S. Small Cap Value ETF	8.0%
Invesco S&P SmallCap Momentum ETF	6.9%
Vanguard Mid-Cap Growth ETF	6.0%
iShares 20+ Year Treasury Bond ETF	2.8%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	2.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Aggressive Growth Fund - Class C (LAWCX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LAWCX

Ladenburg Aggressive Growth Fund

Class I (LAGIX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Aggressive Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$45	0.85%

Fund Statistics

Net Assets	$55,441,639
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$143,419
Portfolio Turnover	24%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.7%
Money Market Funds	1.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	1.3%
Fixed Income	6.8%
Equity	91.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	27.0%
Schwab U.S. Large-Cap Growth ETF	24.7%
Pacer US Cash Cows 100 ETF	11.0%
JPMorgan Hedged Equity Laddered Overlay ETF	8.2%
Avantis U.S. Small Cap Value ETF	8.0%
Invesco S&P SmallCap Momentum ETF	6.9%
Vanguard Mid-Cap Growth ETF	6.0%
iShares 20+ Year Treasury Bond ETF	2.8%
Vanguard Intermediate-Term Bond ETF	2.0%
Invesco Total Return Bond ETF	2.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Aggressive Growth Fund - Class I (LAGIX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LAGIX

Ladenburg Growth & Income Fund

Class A (LOWAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.98%

Fund Statistics

Net Assets	$166,169,652
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$434,648
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.7%
Fixed Income	35.0%
Equity	64.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	18.7%
JPMorgan Hedged Equity Laddered Overlay ETF	10.3%
iShares 20+ Year Treasury Bond ETF	9.0%
Invesco Total Return Bond ETF	7.0%
Vanguard Intermediate-Term Bond ETF	7.0%
SPDR Doubleline Total Return Tactical ETF	6.0%
PIMCO Active Bond ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Growth & Income Fund - Class A (LOWAX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LOWAX

Ladenburg Growth & Income Fund

Class C (LOWCX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.75%

Fund Statistics

Net Assets	$166,169,652
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$434,648
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.7%
Fixed Income	35.0%
Equity	64.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	18.7%
JPMorgan Hedged Equity Laddered Overlay ETF	10.3%
iShares 20+ Year Treasury Bond ETF	9.0%
Invesco Total Return Bond ETF	7.0%
Vanguard Intermediate-Term Bond ETF	7.0%
SPDR Doubleline Total Return Tactical ETF	6.0%
PIMCO Active Bond ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Growth & Income Fund - Class C (LOWCX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LOWCX

Ladenburg Growth & Income Fund

Class I (LOWIX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth & Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$42	0.80%

Fund Statistics

Net Assets	$166,169,652
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$434,648
Portfolio Turnover	23%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.3%
Money Market Funds	0.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.7%
Fixed Income	35.0%
Equity	64.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	21.2%
Schwab U.S. Large-Cap Growth ETF	18.7%
JPMorgan Hedged Equity Laddered Overlay ETF	10.3%
iShares 20+ Year Treasury Bond ETF	9.0%
Invesco Total Return Bond ETF	7.0%
Vanguard Intermediate-Term Bond ETF	7.0%
SPDR Doubleline Total Return Tactical ETF	6.0%
PIMCO Active Bond ETF	6.0%
Avantis U.S. Small Cap Value ETF	5.1%
Pacer US Cash Cows 100 ETF	5.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Growth & Income Fund - Class I (LOWIX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LOWIX

Ladenburg Growth Fund

Class A (LGWAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	1.00%

Fund Statistics

Net Assets	$120,573,181
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$314,410
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	14.3%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	24.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.2%
Pacer US Cash Cows 100 ETF	9.0%
Avantis U.S. Small Cap Value ETF	7.0%
iShares 20+ Year Treasury Bond ETF	5.4%
Invesco Total Return Bond ETF	5.0%
Invesco S&P SmallCap Momentum ETF	4.9%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Growth Fund - Class A (LGWAX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LGWAX

Ladenburg Growth Fund

Class C (LGWCX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$91	1.76%

Fund Statistics

Net Assets	$120,573,181
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$314,410
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	14.3%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	24.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.2%
Pacer US Cash Cows 100 ETF	9.0%
Avantis U.S. Small Cap Value ETF	7.0%
iShares 20+ Year Treasury Bond ETF	5.4%
Invesco Total Return Bond ETF	5.0%
Invesco S&P SmallCap Momentum ETF	4.9%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Growth Fund - Class C (LGWCX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LGWCX

Ladenburg Growth Fund

Class I (LGWIX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.82%

Fund Statistics

Net Assets	$120,573,181
Number of Portfolio Holdings	11
Advisory Fee (net of waivers)	$314,410
Portfolio Turnover	0%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	100.0%
Money Market Funds	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Fixed Income	14.3%
Equity	85.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	25.9%
Schwab U.S. Large-Cap Growth ETF	24.0%
JPMorgan Hedged Equity Laddered Overlay ETF	10.2%
Pacer US Cash Cows 100 ETF	9.0%
Avantis U.S. Small Cap Value ETF	7.0%
iShares 20+ Year Treasury Bond ETF	5.4%
Invesco Total Return Bond ETF	5.0%
Invesco S&P SmallCap Momentum ETF	4.9%
Vanguard Mid-Cap Growth ETF	4.1%
Vanguard Intermediate-Term Bond ETF	3.9%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Growth Fund - Class I (LGWIX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LGWIX

Ladenburg Income & Growth Fund

Class A (LNOAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Fund Statistics

Net Assets	$59,801,702
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$137,526
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Equity	46.9%
Fixed Income	52.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.3%
Schwab U.S. Large-Cap Growth ETF	12.3%
Invesco Total Return Bond ETF	11.2%
Vanguard Intermediate-Term Bond ETF	11.2%
PIMCO Active Bond ETF	11.1%
SPDR Doubleline Total Return Tactical ETF	10.1%
iShares 20+ Year Treasury Bond ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	9.2%
Avantis U.S. Small Cap Value ETF	4.1%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Income & Growth Fund - Class A (LNOAX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LNOAX

Ladenburg Income & Growth Fund

Class C (LNOCX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$90	1.75%

Fund Statistics

Net Assets	$59,801,702
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$137,526
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Equity	46.9%
Fixed Income	52.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.3%
Schwab U.S. Large-Cap Growth ETF	12.3%
Invesco Total Return Bond ETF	11.2%
Vanguard Intermediate-Term Bond ETF	11.2%
PIMCO Active Bond ETF	11.1%
SPDR Doubleline Total Return Tactical ETF	10.1%
iShares 20+ Year Treasury Bond ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	9.2%
Avantis U.S. Small Cap Value ETF	4.1%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Income & Growth Fund - Class C (LNOCX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LNOCX

Ladenburg Income & Growth Fund

Class I (LNOIX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income & Growth Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.85%

Fund Statistics

Net Assets	$59,801,702
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$137,526
Portfolio Turnover	19%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.8%
Money Market Funds	0.2%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.2%
Equity	46.9%
Fixed Income	52.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Schwab U.S. Large-Cap Value ETF	15.3%
Schwab U.S. Large-Cap Growth ETF	12.3%
Invesco Total Return Bond ETF	11.2%
Vanguard Intermediate-Term Bond ETF	11.2%
PIMCO Active Bond ETF	11.1%
SPDR Doubleline Total Return Tactical ETF	10.1%
iShares 20+ Year Treasury Bond ETF	9.3%
JPMorgan Hedged Equity Laddered Overlay ETF	9.2%
Avantis U.S. Small Cap Value ETF	4.1%
Pacer US Cash Cows 100 ETF	4.0%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Income & Growth Fund - Class I (LNOIX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LNOIX

Ladenburg Income Fund

Class A (LNCAX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	1.00%

Fund Statistics

Net Assets	$10,831,171
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	30.3%
Fixed Income	69.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	18.1%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
PIMCO Active Bond ETF	13.0%
iShares 20+ Year Treasury Bond ETF	10.3%
Schwab U.S. Large-Cap Value ETF	9.5%
JPMorgan Hedged Equity Laddered Overlay ETF	7.4%
Schwab U.S. Large-Cap Growth ETF	6.9%
Avantis U.S. Small Cap Value ETF	2.2%
Invesco S&P SmallCap Momentum ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Income Fund - Class A (LNCAX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LNCAX

Ladenburg Income Fund

Class C (LNCCX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$89	1.75%

Fund Statistics

Net Assets	$10,831,171
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	30.3%
Fixed Income	69.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	18.1%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
PIMCO Active Bond ETF	13.0%
iShares 20+ Year Treasury Bond ETF	10.3%
Schwab U.S. Large-Cap Value ETF	9.5%
JPMorgan Hedged Equity Laddered Overlay ETF	7.4%
Schwab U.S. Large-Cap Growth ETF	6.9%
Avantis U.S. Small Cap Value ETF	2.2%
Invesco S&P SmallCap Momentum ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Income Fund - Class C (LNCCX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LNCCX

Ladenburg Income Fund

Class I (LNCIX )

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Ladenburg Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.ladenburgfunds.com. You can also request this information by contacting us at 1-877-803-6583.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.85%

Fund Statistics

Net Assets	$10,831,171
Number of Portfolio Holdings	12
Advisory Fee (net of waivers)	$0
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	99.7%
Money Market Funds	0.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	0.3%
Equity	30.3%
Fixed Income	69.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Intermediate-Term Bond ETF	18.1%
SPDR Doubleline Total Return Tactical ETF	15.0%
Invesco Total Return Bond ETF	13.1%
PIMCO Active Bond ETF	13.0%
iShares 20+ Year Treasury Bond ETF	10.3%
Schwab U.S. Large-Cap Value ETF	9.5%
JPMorgan Hedged Equity Laddered Overlay ETF	7.4%
Schwab U.S. Large-Cap Growth ETF	6.9%
Avantis U.S. Small Cap Value ETF	2.2%
Invesco S&P SmallCap Momentum ETF	2.2%

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.

Ladenburg Income Fund - Class I (LNCIX )

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.ladenburgfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-LNCIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Ladenburg Income Fund
Ladenburg Income & Growth Fund
Ladenburg Growth & Income Fund
Ladenburg Growth Fund
Ladenburg Aggressive Growth Fund

Semi-Annual Financial Statements and
Additional Information

December 31, 2024

1-877-803-6583

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Ladenburg Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ladenburg Thalmann & Co.
Member FINRA

LADENBURG INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 30.3%
2,491	Avantis U.S. Small Cap Value ETF	$240,456
3,611	Invesco S&P SmallCap Momentum ETF	238,723
12,908	JPMorgan Hedged Equity Laddered Overlay ETF	800,812
4,080	Pacer US Cash Cows 100 ETF	230,438
26,864	Schwab U.S. Large-Cap Growth ETF	748,700
39,249	Schwab U.S. Large-Cap Value ETF	1,023,222
		3,282,351
	FIXED INCOME - 69.5%
30,510	Invesco Total Return Bond ETF	1,415,664
12,727	iShares 20+ Year Treasury Bond ETF	1,111,449
15,548	PIMCO Active Bond ETF	1,405,850
41,203	SPDR Doubleline Total Return Tactical ETF	1,622,986
26,302	Vanguard Intermediate-Term Bond ETF	1,965,549
		7,521,498

	TOTAL EXCHANGE-TRADED FUNDS (Cost $10,920,600)	10,803,849

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
32,990	First American Government Obligations Fund, X, 4.38% (Cost $32,990)(a)	32,990

	TOTAL INVESTMENTS - 100.1% (Cost $10,953,590)	$10,836,839
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(5,668)
	NET ASSETS - 100.0%	$10,831,171

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate Disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG INCOME & GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%
	EQUITY - 47.0%
25,186	Avantis U.S. Small Cap Value ETF	$2,431,205
18,338	Invesco S&P SmallCap Momentum ETF	1,212,325
89,048	JPMorgan Hedged Equity Laddered Overlay ETF	5,524,538
42,974	Pacer US Cash Cows 100 ETF	2,427,172
263,728	Schwab U.S. Large-Cap Growth ETF	7,350,099
350,484	Schwab U.S. Large-Cap Value ETF	9,137,117
		28,082,456
	FIXED INCOME - 52.8%
143,927	Invesco Total Return Bond ETF	6,678,213
63,695	iShares 20+ Year Treasury Bond ETF	5,562,484
73,615	PIMCO Active Bond ETF	6,656,268
153,638	SPDR Doubleline Total Return Tactical ETF	6,051,801
89,235	Vanguard Intermediate-Term Bond ETF	6,668,532
		31,617,298

	TOTAL EXCHANGE-TRADED FUNDS (Cost $55,165,516)	59,699,754

	SHORT-TERM INVESTMENT — 0.2%
	MONEY MARKET FUND - 0.2%
106,316	First American Government Obligations Fund, X, 4.38% (Cost $106,316)(a)	106,316

	TOTAL INVESTMENTS - 100.0% (Cost $55,271,832)	$59,806,070
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(4,368)
	NET ASSETS - 100.0%	$59,801,702

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate Disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY - 64.5%
88,013	Avantis U.S. Small Cap Value ETF	$8,495,895
102,296	Invesco S&P SmallCap Momentum ETF	6,762,789
274,769	JPMorgan Hedged Equity Laddered Overlay ETF	17,046,669
148,586	Pacer US Cash Cows 100 ETF	8,392,137
1,117,499	Schwab U.S. Large-Cap Growth ETF	31,144,697
1,351,220	Schwab U.S. Large-Cap Value ETF	35,226,305
		107,068,492
	FIXED INCOME - 34.9%
250,202	Invesco Total Return Bond ETF	11,609,373
172,232	iShares 20+ Year Treasury Bond ETF	15,041,021
109,593	PIMCO Active Bond ETF	9,909,399
251,616	SPDR Doubleline Total Return Tactical ETF	9,911,154
155,102	Vanguard Intermediate-Term Bond ETF	11,590,772
		58,061,719

	TOTAL EXCHANGE-TRADED FUNDS (Cost $138,335,954)	165,130,211

	SHORT-TERM INVESTMENT — 0.7%
	MONEY MARKET FUND - 0.7%
1,143,625	First American Government Obligations Fund, X, 4.38% (Cost $1,143,625)(a)	1,143,625

	TOTAL INVESTMENTS - 100.1% (Cost $139,479,579)	$166,273,836
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(104,184)
	NET ASSETS - 100.0%	$166,169,652

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate Disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.4%
	EQUITY – 85.1%
87,183	Avantis U.S. Small Cap Value ETF	$8,415,775
89,952	Invesco S&P SmallCap Momentum ETF	5,946,727
198,735	JPMorgan Hedged Equity Laddered Overlay ETF	12,329,519
191,633	Pacer US Cash Cows 100 ETF	10,823,432
1,037,689	Schwab U.S. Large-Cap Growth ETF	28,920,392
1,198,772	Schwab U.S. Large-Cap Value ETF	31,251,987
19,359	Vanguard Mid-Cap Growth ETF	4,912,346
		102,600,178
	FIXED INCOME - 14.3%
128,524	Invesco Total Return Bond ETF	5,963,514
74,815	iShares 20+ Year Treasury Bond ETF	6,533,593
63,397	Vanguard Intermediate-Term Bond ETF	4,737,658
		17,234,765

	TOTAL EXCHANGE-TRADED FUNDS (Cost $92,742,692)	119,834,943

	SHORT-TERM INVESTMENT — 0.0%(a)
	MONEY MARKET FUND - 0.0% (a)
39,023	First American Government Obligations Fund, X, 4.38% (Cost $39,023)(b)	39,023

	TOTAL INVESTMENTS - 99.4% (Cost $92,781,715)	$119,873,966
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	699,215
	NET ASSETS - 100.0%	$120,573,181

ETF	- Exchange-Traded Fund

(a)	Rate Disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

LADENBURG AGGRESSIVE GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.6%
	EQUITY - 91.7%
45,830	Avantis U.S. Small Cap Value ETF	$4,423,970
57,447	Invesco S&P SmallCap Momentum ETF	3,797,821
73,200	JPMorgan Hedged Equity Laddered Overlay ETF	4,541,328
107,979	Pacer US Cash Cows 100 ETF	6,098,654
491,691	Schwab U.S. Large-Cap Growth ETF	13,703,428
573,881	Schwab U.S. Large-Cap Value ETF	14,961,078
13,180	Vanguard Mid-Cap Growth ETF	3,344,425
		50,870,704
	FIXED INCOME - 6.9%
23,726	Invesco Total Return Bond ETF	1,100,886
18,277	iShares 20+ Year Treasury Bond ETF	1,596,131
14,756	Vanguard Intermediate-Term Bond ETF	1,102,716
		3,799,733

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,839,231)	54,670,437

	SHORT-TERM INVESTMENT — 1.3%
	MONEY MARKET FUND - 1.3%
738,397	First American Government Obligations Fund, X, 4.38% (Cost $738,397)(a)	738,397

	TOTAL INVESTMENTS - 99.9% (Cost $42,577,628)	$55,408,834
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	32,805
	NET ASSETS - 100.0%	$55,441,639

ETF	- Exchange-Traded Fund

(a)	Rate Disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes which are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

			Ladenburg	Ladenburg		Ladenburg
	Ladenburg		Income &	Growth &	Ladenburg	Aggressive
	Income		Growth	Income	Growth	Growth
	Fund		Fund	Fund	Fund	Fund
Assets:
Investments in Securities at Cost	$10,953,590		$55,271,832	$139,479,579	$92,781,715	$42,577,628
Investments in Securities at Value	$10,836,839		$59,806,070	$166,273,836	$119,873,966	$55,408,834
Due from Advisor	1,503		—	—	—	—
Receivable for Fund Shares Sold	—		38,911	108,088	815,221	47,777
Dividends and Interest Receivable	7,471		40,076	81,676	47,695	28,648
Prepaid Expenses and Other Assets	20,599		18,293	21,148	26,517	27,272
Total Assets	10,866,412		59,903,350	166,484,748	120,763,399	55,512,531

Liabilities:
Redemptions Payable	2,254		32,475	185,432	65,313	20,154
Payable to Related Parties	9,522		27,979	18,915	28,653	6,318
Accrued Advisory Fees	—		24,172	72,914	52,594	22,029
Accrued Distribution Fees	1,767		1,882	3,769	2,042	2,617
Accrued Expenses and Other Liabilities	21,698		15,140	34,066	41,616	19,774
Total Liabilities	35,241		101,648	315,096	190,218	70,892

Net Assets	$10,831,171		$59,801,702	$166,169,652	$120,573,181	$55,441,639

Composition of Net Assets:
At December 31, 2024, Net Assets consisted of:
Paid-in-Capital	$10,953,545		$54,352,163	$136,850,208	$91,981,549	$41,090,498
Accumulated Earnings (Losses)	(122,374)		5,449,539	29,319,444	28,591,632	14,351,141
Net Assets	$10,831,171		$59,801,702	$166,169,652	$120,573,181	$55,441,639

Class A Net Assets	$268,283		$301,942	$1,229,541	$503,409	$505,874
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	25,534		24,711	87,962	30,272	26,716
Net Asset Value and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.51		$12.22	$13.98	$16.63	$18.94
Maximum Offering Price Per Share (Maximum Sales Charge 5.00%)(a)	$11.06		$12.86	$14.72	$17.51	$19.94

Class C Net Assets	12		$106,911	$4,337	$57,758	$6,882
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1		8,983	322	3,550	382
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.36	(b)	11.90	$13.47	$16.27	$18.03	(b)

Class I Net Assets	$10,562,876		$59,392,849	$164,935,774	$120,012,014	$54,928,883
Share of Beneficial Interest Outstanding (Unlimited shares of no par value interest authorized)	1,012,787		4,854,508	11,744,574	7,266,420	2,963,677
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$10.43		$12.23	$14.04	$16.52	$18.53

(a)	On investments of $50,000 or more, the offering price is reduced. See Note 1 in the Notes to Financial Statements.

(b)	Net asset value does not recalculate due to rounding.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

		Ladenburg	Ladenburg		Ladenburg
	Ladenburg	Income &	Growth &	Ladenburg	Aggressive
	Income	Growth	Income	Growth	Growth
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividend Income	$224,150	$1,035,622	$2,254,781	$1,111,978	$444,109
Interest Income	3,756	9,473	31,141	20,399	21,102
Total Investment Income	227,906	1,045,095	2,285,922	1,132,377	465,211

Expenses:
Investment Advisory Fees	28,828	159,456	434,990	314,609	146,223
Distribution Fees - Class A	379	874	1,557	635	590
Distribution Fees - Class C	5	540	36	307	30
Administration Fees	12,979	50,631	65,311	44,859	24,940
Audit Fees	12,721	5,891	9,922	9,919	6,594
Registration & Filing Fees	10,173	14,115	18,100	20,068	16,671
Trustees’ Fees	8,464	8,980	8,510	8,924	9,151
Transfer Agent Fees	6,176	7,521	22,868	14,856	4,362
Legal Fees	5,695	3,569	16,320	9,569	4,085
Third Party Administrative Services Fees	4,932	24,567	87,373	64,253	26,563
Miscellaneous Expenses	2,266	2,658	2,108	2,832	1,125
Chief Compliance Officer Fees	1,807	2,729	9,026	7,604	3,128
Custody Fees	1,610	5,094	9,389	6,525	3,730
Insurance Expense	1,560	1,907	2,327	1,884	1,781
Printing Expense	614	5,729	13,977	10,846	2,776
Total Expenses	98,209	294,261	701,814	517,690	251,749
Less: Expenses Waived/Reimbursed by the Advisor	(48,979)	(21,930)	(342)	(200)	(2,804)
Net Expenses	49,230	272,331	701,472	517,490	248,945
Net Investment Income	178,676	772,764	1,584,450	614,887	216,266

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	595,413	4,708,586	12,017,417	10,869,178	5,147,830
Net Change in Unrealized Depreciation on Investments	(174,688)	(2,167,089)	(4,005,694)	(2,882,676)	(1,161,605)
Net Realized and Unrealized Gain on Investments	420,725	2,541,497	8,011,723	7,986,502	3,986,225

Net Increase in Net Assets Resulting From Operations	$599,401	$3,314,261	$9,596,173	$8,601,389	$4,202,491

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$178,676	$284,527
Net Realized Gain on Investments	595,413	95,783
Net Change in Unrealized Appreciation on Investments	(174,688)	214,002
Net Increase in Net Assets Resulting From Operations	599,401	594,312

Distributions to Shareholders:
Total Distributions Paid
Class A	(10,273)	(7,942)
Class C	—	(249)
Class I	(414,126)	(266,282)
Net Decrease in Net Assets from Distributions to Shareholders	(424,399)	(274,473)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	97,477
Distributions Reinvested	10,101	7,018
Payment for Shares Redeemed	(52,030)	(193,200)
Class C
Distributions Reinvested	—	249
Payment for Shares Redeemed	(16,952)	—
Class I
Proceeds from Shares Issued	1,108,673	2,182,962
Distributions Reinvested	374,343	235,950
Payment for Shares Redeemed	(2,019,848)	(2,466,151)
Net Decrease in Net Assets from Share Transactions of Beneficial Interest	(595,713)	(135,695)

Total Increase (Decrease) in Net Assets	(420,711)	184,144

Net Assets:
Beginning of Period	11,251,882	11,067,738
End of Period	$10,831,171	$11,251,882

Share Activity
Class A
Shares Sold	—	9,397
Shares Reinvested	949	699
Shares Redeemed	(4,742)	(18,967)
Net Decrease in Shares of Beneficial Interest Outstanding	(3,793)	(8,871)

Class C
Shares Reinvested	—	25
Shares Redeemed	(1,638)	—
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,638)	25

Class I
Shares Sold	101,525	218,614
Shares Reinvested	35,432	23,604
Shares Redeemed	(185,198)	(246,580)
Net Decrease in Shares of Beneficial Interest Outstanding	(48,241)	(4,362)

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$772,764	$1,230,726
Net Realized Gain on Investments	4,708,586	1,724,503
Net Change in Unrealized Appreciation on Investments	(2,167,089)	1,939,983
Net Increase in Net Assets Resulting From Operations	3,314,261	4,895,212

Distributions to Shareholders:
Total Distributions Paid
Class A	(27,378)	(13,325)
Class C	(8,501)	(1,148)
Class I	(5,012,440)	(1,124,229)
Net Decrease in Net Assets from Distributions to Shareholders	(5,048,319)	(1,138,702)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	1,652
Distributions Reinvested	27,378	13,092
Payment for Shares Redeemed	(475,768)	(450,055)
Class C
Distributions Reinvested	8,501	1,148
Class I
Proceeds from Shares Issued	4,304,971	9,144,334
Distributions Reinvested	4,579,670	1,018,185
Payment for Shares Redeemed	(8,338,671)	(14,244,634)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	106,081	(4,516,278)

Total Decrease in Net Assets	(1,627,977)	(759,768)

Net Assets:
Beginning of Period	61,429,679	62,189,447
End of Period	$59,801,702	$61,429,679

Share Activity
Class A
Shares Sold	—	136
Shares Reinvested	2,204	1,092
Shares Redeemed	(35,319)	(37,524)
Net Decrease in Shares of Beneficial Interest Outstanding	(33,115)	(36,296)

Class C
Shares Sold	—	—
Shares Reinvested	710	97
Net Increase in Shares of Beneficial Interest Outstanding	710	97

Class I
Shares Sold	323,575	755,007
Shares Reinvested	370,257	84,510
Shares Redeemed	(626,628)	(1,187,746)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	67,204	(348,229)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$1,584,450	$2,592,557
Net Realized Gain on Investments	12,017,417	6,092,941
Net Change in Unrealized Appreciation (Depreciation) on Investments	(4,005,694)	8,837,563
Net Increase in Net Assets Resulting From Operations	9,596,173	17,523,061

Distributions to Shareholders:
Total Distributions Paid
Class A	(101,041)	(37,807)
Class C	(347)	(561)
Class I	(13,855,552)	(5,206,435)
Net Decrease in Net Assets from Distributions to Shareholders	(13,956,940)	(5,244,803)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	—	60,049
Distributions Reinvested	96,099	35,880
Payment for Shares Redeemed	(13,594)	(213,286)
Class C
Proceeds from Shares Issued	200	2,400
Distributions Reinvested	341	560
Payment for Shares Redeemed	(20,123)	(130)
Class I
Proceeds from Shares Issued	16,710,683	28,935,352
Distributions Reinvested	12,604,338	4,677,189
Payment for Shares Redeemed	(24,405,377)	(36,791,923)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	4,972,567	(3,293,909)

Total Increase in Net Assets	611,800	8,984,349

Net Assets:
Beginning of Period	165,557,852	156,573,503
End of Period	$166,169,652	$165,557,852

Share Activity
Class A
Shares Sold	—	4,514
Shares Reinvested	6,816	2,642
Shares Redeemed	(898)	(15,421)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	5,918	(8,265)

Class C
Shares Sold	15	183
Shares Reinvested	25	43
Shares Redeemed	(1,431)	(10)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(1,391)	216

Class I
Shares Sold	1,105,245	2,124,066
Shares Reinvested	888,479	342,918
Shares Redeemed	(1,607,431)	(2,699,231)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	386,293	(232,247)

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$614,887	$1,106,618
Net Realized Gain on Investments	10,869,178	3,851,025
Net Change in Unrealized Appreciation (Depreciation) on Investments	(2,882,676)	10,212,704
Net Increase in Net Assets Resulting From Operations	8,601,389	15,170,347

Distributions to Shareholders:
Total Distributions Paid
Class A	(47,185)	(24,345)
Class C	(5,311)	(1,398)
Class I	(11,658,079)	(3,639,856)
Net Decrease in Net Assets from Distributions to Shareholders	(11,710,575)	(3,665,599)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	17,355	111,162
Distributions Reinvested	47,185	24,254
Payments for Shares Redeemed	(46,970)	(428,929)
Class C
Proceeds from Shares Issued	—	12,000
Distributions Reinvested	3,708	611
Payments for Shares Redeemed	(2,882)	(13,459)
Class I
Proceeds from Shares Issued	16,640,994	24,162,424
Distributions Reinvested	10,446,990	3,366,029
Payments for Shares Redeemed	(27,042,553)	(20,019,827)
Net Increase in Net Assets from Share Transactions of Beneficial Interest	63,827	7,214,265

Total Increase in Net Assets	(3,045,359)	18,719,013

Net Assets:
Beginning of Period	123,618,540	104,899,527
End of Period	$120,573,181	$123,618,540

Share Activity
Class A
Shares Sold	962	7,051
Shares Reinvested	2,812	1,531
Shares Redeemed	(2,662)	(25,833)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	1,112	(17,251)

Class C
Shares Sold	—	745
Shares Reinvested	226	39
Shares Redeemed	(158)	(813)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	68	(29)

Class I
Shares Sold	927,001	1,511,675
Shares Reinvested	627,070	213,581
Shares Redeemed	(1,498,866)	(1,265,360)
Net Increase in Shares of Beneficial Interest Outstanding	55,205	459,896

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
	(Unaudited)
Operations:
Net Investment Income	$216,266	$429,817
Net Realized Gain on Investments	5,147,830	1,187,630
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,161,605)	5,519,773
Net Increase in Net Assets Resulting From Operations	4,202,491	7,137,220

Distributions to Shareholders:
Total Distributions Paid
Class A	(37,130)	(8,033)
Class C	(496)	(67)
Class I	(4,259,612)	(1,355,156)
Net Decrease in Net Assets from Distributions to Shareholders	(4,297,238)	(1,363,256)

Share Transactions of Beneficial Interest:
Class A
Proceeds from Shares Issued	64,184	134,114
Distributions Reinvested	37,131	8,033
Payment for Shares Redeemed	—	(67,782)
Class C
Proceeds from Shares Issued	1,614	1,345
Distributions Reinvested	496	67
Payment for Shares Redeemed	—	(271,473)
Class I
Proceeds from Shares Issued	6,397,403	11,066,042
Distributions Reinvested	3,806,412	1,263,232
Payment for Shares Redeemed	(10,836,130)	(7,709,146)
Net Increase (Decrease) in Net Assets from Share Transactions of Beneficial Interest	(528,890)	4,424,432

Total Increase in Net Assets	(623,637)	10,198,396

Net Assets:
Beginning of Period	56,065,276	45,866,880
End of Period	$55,441,639	$56,065,276

Share Activity
Class A
Shares Sold	3,193	7,674
Shares Reinvested	1,942	458
Shares Redeemed	—	(3,949)
Net Increase in Shares of Beneficial Interest Outstanding	5,135	4,183

Class C
Shares Sold	85	75
Shares Reinvested	27	4
Shares Redeemed	—	(16,324)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	112	(16,245)

Class I
Shares Sold	325,360	630,083
Shares Reinvested	203,443	73,401
Shares Redeemed	(543,151)	(439,553)
Net Increase (Decrease) in Shares of Beneficial Interest Outstanding	(14,348)	263,931

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$10.37		$10.07	$9.85	$11.78	$10.99	$10.90
Activity From Operations:
Net investment income (a)(d)	0.16		0.24	0.22	0.13	0.11	0.18
Net gain (loss) from securities (both realized and unrealized)	0.38		0.29	0.21	(1.41)	0.79	0.11
Total from operations	0.54		0.53	0.43	(1.28)	0.90	0.29

Distributions to shareholders from:
Net investment income	(0.17)		(0.23)	(0.21)	(0.12)	(0.11)	(0.18)
Realized gains	(0.23)		—	—	(0.53)	—	—
Return of Capital	—		—	—	—	—	(0.02)
Total distributions	(0.40)		(0.23)	(0.21)	(0.65)	(0.11)	(0.20)

Net Asset Value, End of Period	$10.51		$10.37	$10.07	$9.85	$11.78	$10.99

Total Return (b)	5.20	% (f)	5.32%	4.45%	(11.52)%	8.24%	2.68%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$268		$304	$385	$324	$390	$491
Ratio of expenses to average net assets,
before reimbursement (c)	1.89	% (e)	1.95%	1.78%	1.65%	1.60%	1.65%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.93	% (e)	2.42%	2.19%	1.13%	0.97%	1.68%
Portfolio turnover rate	15.58	% (f)	6.81%	34.51%	24.84%	29.04%	20.91%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$10.23		$9.94	$9.73	$11.67	$10.90	$10.83
Activity From Operations:
Net investment income (a)(d)	0.27		0.17	0.14	0.04	0.02	0.10
Net gain (loss) from securities (both realized and unrealized)	0.16		0.27	0.21	(1.39)	0.79	0.11
Total from operations	0.43		0.44	0.35	(1.35)	0.81	0.21

Distributions to shareholders from:
Net investment income	(0.07)		(0.15)	(0.14)	(0.06)	(0.04)	(0.13)
Realized gains	(0.23)		—	—	(0.53)	—	—
Return of Capital	—		—	—	—	—	(0.01)
Total distributions	(0.30)		(0.15)	(0.14)	(0.59)	(0.04)	(0.14)

Net Asset Value, End of Period	$10.36		$10.23	$9.94	$9.73	$11.67	$10.90

Total Return (b)	4.21	% (f)	4.52%	3.68%	(12.19)%	7.46%	1.95%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$0		$17	$16	$15	$37	$34
Ratio of expenses to average net assets,
before reimbursement (c)	2.79	% (e)	2.69%	2.54%	2.40%	2.36%	2.39%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	5.65	% (e)	1.70%	1.48%	0.32%	0.18%	0.92%
Portfolio turnover rate	15.58	% (f)	6.81%	34.51%	24.84%	29.04%	20.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$10.30		$10.01	$9.80	$11.74	$10.96	$10.88
Activity From Operations:
Net investment income (a)(d)	0.17		0.26	0.23	0.14	0.13	0.20
Net gain (loss) from securities (both realized and unrealized)	0.37		0.28	0.21	(1.41)	0.79	0.11
Total from operations	0.54		0.54	0.44	(1.27)	0.92	0.31

Distributions to shareholders from:
Net investment income	(0.18)		(0.25)	(0.23)	(0.14)	(0.14)	(0.20)
Realized gains	(0.23)		—	—	(0.53)	—	—
Return of Capital	—		—	—	—	—	(0.03)
Total distributions	(0.41)		(0.25)	(0.23)	(0.67)	(0.14)	(0.23)

Net Asset Value, End of Period	$10.43		$10.30	$10.01	$9.80	$11.74	$10.96

Total Return (b)	5.27	% (f)	5.51%	4.62%	(11.46)%	8.45%	2.83%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$10,563		$10,931	$10,667	$11,379	$14,164	$14,051
Ratio of expenses to average net assets,
before reimbursement (c)	1.70	% (e)	1.69%	1.53%	1.40%	1.35%	1.40%
net of reimbursement (c)	0.85	% (e)	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets (c)(d)	3.10	% (e)	2.59%	2.37%	1.29%	1.10%	1.83%
Portfolio turnover rate	15.58	% (f)	6.81%	34.51%	24.84%	29.04%	20.91%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$12.63		$11.83	$11.28	$13.10	$11.36	$11.32
Activity From Operations:
Net investment income (a)(d)	0.14		0.22	0.21	0.11	0.10	0.16
Net gain (loss) from securities (both realized and unrealized)	0.53		0.78	0.64	(1.70)	1.74	0.08
Total from operations	0.67		1.00	0.85	(1.59)	1.84	0.24

Distributions to shareholders from:
Net investment income	(0.17)		(0.20)	(0.20)	(0.11)	(0.10)	(0.18)
Realized gains	(0.91)		—	(0.10)	(0.12)	—	—
Return of Capital	—		—	—	—	—	(0.02)
Total distributions	(1.08)		(0.20)	(0.30)	(0.23)	(0.10)	(0.20)

Net Asset Value, End of Period	$12.22		$12.63	$11.83	$11.28	$13.10	$11.36

Total Return (b)	5.26	% (h)	8.54%	7.71%	(12.42)%	16.21%	2.10%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$302		$730	$1,114	$1,088	$1,086	$1,297
Ratio of expenses to average net assets,
before reimbursement (c)	1.10	% (g)	1.14%	1.11%	1.10%	1.11%	1.18%
net of reimbursement (c)	1.00	% (g)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	2.12	% (g)	1.87%	1.84%	0.89%	0.78%	1.41%
Portfolio turnover rate	19.11	% (h)	11.39%	28.66%	23.04%	16.60%	9.35%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$12.33		$11.58	$11.04	$12.91	$11.24	$11.23
Activity From Operations:
Net investment income (a)(d)	0.10		0.13	0.14	— (f)	— (f)	0.07
Net gain (loss) from securities (both realized and unrealized)	0.49		0.76	0.61	(1.71)	1.73	0.08
Total from operations	0.59		0.89	0.75	(1.71)	1.73	0.15

Distributions to shareholders from:
Net investment income	(0.11)		(0.14)	(0.11)	(0.04)	(0.06)	(0.13)
Realized gains	(0.91)		—	(0.10)	(0.12)	—	—
Return of Capital	—		—	—	—	—	(0.01)
Total distributions	(1.02)		(0.14)	(0.21)	(0.16)	(0.06)	(0.14)

Net Asset Value, End of Period	$11.90		$12.33	$11.58	$11.04	$12.91	$11.24

Total Return (b)	4.80	% (h)	7.75%	6.91%	(13.44)%	15.40%	1.36%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$107		$102	$95	$0 (e)	$18	$15
Ratio of expenses to average net assets,
before reimbursement (c)	1.84	% (g)	1.89%	1.86%	1.84%	1.87%	1.93%
net of reimbursement (c)	1.75	% (g)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income to average net assets (c)(d)	1.54	% (g)	1.15%	1.22%	0.01%	0.02%	0.67%
Portfolio turnover rate	19.11	% (h)	11.39%	28.66%	23.04%	16.60%	9.35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $1,000.

(f)	Amount represents less than $0.01 per share.

(g)	Annualized.

(h)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Income & Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$12.66		$11.87	$11.33	$13.16	$11.42	$11.38
Activity From Operations:
Net investment income (a)(d)	0.16		0.25	0.23	0.13	0.11	0.18
Net gain (loss) from securities (both realized and unrealized)	0.51		0.77	0.64	(1.71)	1.75	0.08
Total from operations	0.67		1.02	0.87	(1.58)	1.86	0.26

Distributions to shareholders from:
Net investment income	(0.19)		(0.23)	(0.23)	(0.13)	(0.12)	(0.19)
Realized gains	(0.91)		—	(0.10)	(0.12)	—	—
Return of Capital	—		—	—	—	—	(0.03)
Total distributions	(1.10)		(0.23)	(0.33)	(0.25)	(0.12)	(0.22)

Net Asset Value, End of Period	$12.23		$12.66	$11.87	$11.33	$13.16	$11.42

Total Return (b)	5.25	% (f)	8.70%	7.84%	(12.26)%	16.39%	2.29%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$59,393		$60,598	$60,981	$54,735	$62,953	$49,062
Ratio of expenses to average net assets,
before reimbursement (c)	0.92	% (e)	0.89%	0.86%	0.84%	0.87%	0.93%
net of reimbursement (c)	0.85	% (e)	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets (c)(d)	2.43	% (e)	2.04%	1.98%	1.04%	0.92%	1.59%
Portfolio turnover rate	19.11	% (f)	11.39%	28.66%	23.04%	16.60%	9.35%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$14.40		$13.34	$12.33	$14.75	$12.00	$11.85
Activity From Operations:
Net investment income (a)(d)	0.12		0.19	0.18	0.07	0.07	0.13
Net gain (loss) from securities (both realized and unrealized)	0.70		1.29	1.14	(2.06)	2.77	0.18
Total from operations	0.82		1.48	1.32	(1.99)	2.84	0.31

Distributions to shareholders from:
Net investment income	(0.15)		(0.16)	(0.18)	(0.08)	(0.09)	(0.16)
Realized gains	(1.09)		(0.26)	(0.13)	(0.35)	—	—
Total distributions	(1.24)		(0.42)	(0.31)	(0.43)	(0.09)	(0.16)

Net Asset Value, End of Period	$13.98		$14.40	$13.34	$12.33	$14.75	$12.00

Total Return (b)	5.65	% (g)	11.31%	10.88%	(13.95)%	23.78%	2.62%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$1,230		$1,182	$1,205	$1,134	$2,057	$2,363
Ratio of expenses to average net assets,
before reimbursement (c)	0.98	% (f)	1.00%	1.03%	1.01%	1.02%	1.05%
net of reimbursement (c)	0.98	% (f)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	1.66	% (f)	1.38%	1.40%	0.51%	0.53%	1.12%
Portfolio turnover rate	22.50	% (g)	12.93%	22.91%	24.02%	21.02%	7.38%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$13.91		$12.94	$12.00	$14.42	$11.78	$11.67
Activity From Operations:
Net investment income (a)(d)	0.04		0.08	0.08	(0.05)	— (e)	0.04
Net gain (loss) from securities (both realized and unrealized)	0.69		1.25	1.11	(1.99)	2.68	0.18
Total from operations	0.73		1.33	1.19	(2.04)	2.68	0.22

Distributions to shareholders from:
Net investment income	(0.08)		(0.10)	(0.12)	(0.03)	(0.04)	(0.11)
Realized gains	(1.09)		(0.26)	(0.13)	(0.35)	—	—
Total distributions	(1.17)		(0.36)	(0.25)	(0.38)	(0.04)	(0.11)

Net Asset Value, End of Period	$13.47		$13.91	$12.94	$12.00	$14.42	$11.78

Total Return (b)	5.19	% (g)	10.41%	10.07%	(14.59)%	22.76%	1.90%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$4		$24	$19	$13	$50	$231
Ratio of expenses to average net assets,
before reimbursement (c)	1.92	% (f)	1.75%	1.78%	1.76%	1.77%	1.80%
net of reimbursement (c)	1.75	% (f)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.59	% (f)	0.64%	0.66%	(0.37)%	(0.03)%	0.30%
Portfolio turnover rate	22.50	% (g)	12.93%	22.91%	24.02%	21.02%	7.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and does not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Amount represents less than $0.01 per share.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth & Income Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$14.47		$13.40	$12.38	$14.80	$12.03	$11.87
Activity From Operations:
Net investment income (a)(d)	0.14		0.22	0.21	0.12	0.11	0.16
Net gain (loss) from securities (both realized and unrealized)	0.69		1.30	1.14	(2.08)	2.77	0.18
Total from operations	0.83		1.52	1.35	(1.96)	2.88	0.34

Distributions to shareholders from:
Net investment income	(0.17)		(0.19)	(0.20)	(0.11)	(0.11)	(0.18)
Realized gains	(1.09)		(0.26)	(0.13)	(0.35)	—	—
Total distributions	(1.26)		(0.45)	(0.33)	(0.46)	(0.11)	(0.18)

Net Asset Value, End of Period	$14.04		$14.47	$13.40	$12.38	$14.80	$12.03

Total Return (b)	5.70	% (f)	11.59%	11.14%	(13.74)%	24.05%	2.88%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$164,936		$164,352	$155,349	$150,031	$175,019	$132,873
Ratio of expenses to average net assets,
before reimbursement (c)	0.81	% (e)	0.75%	0.78%	0.76%	0.77%	0.81%
net of reimbursement (c)	0.80	% (e)	0.75%	0.78%	0.76%	0.77%	0.79%
Ratio of net investment income to average net assets (c)(d)	1.82	% (e)	1.63%	1.61%	0.80%	0.78%	1.32%
Portfolio turnover rate	22.50	% (f)	12.93%	22.91%	24.02%	21.02%	7.38%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Not Annualized.

(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$17.14		$15.48	$13.67	$16.60	$12.64	$12.48
Activity From Operations:
Net investment income (a)(d)	0.07		0.13	0.13	0.06	0.05	0.12
Net gain (loss) from securities (both realized and unrealized)	1.14		2.04	1.78	(2.62)	3.95	0.22
Total from operations	1.21		2.17	1.91	(2.56)	4.00	0.34

Distributions to shareholders from:
Net investment income	(0.12)		(0.12)	(0.06)	(0.04)	(0.04)	(0.16)
Realized gains	(1.60)		(0.39)	(0.04)	(0.33)	—	(0.02)
Total distributions	(1.72)		(0.51)	(0.10)	(0.37)	(0.04)	(0.18)

Net Asset Value, End of Period	$16.63		$17.14	$15.48	$13.67	$16.60	$12.64

Total Return (b)	6.95	% (f)	14.25%	14.08%	(15.85)%	31.70%	2.68%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$503		$500	$718	$642	$618	$1,113
Ratio of expenses to average net assets,
before reimbursement (c)	1.01	% (e)	1.06%	1.08%	1.04%	1.06%	1.13%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.82	% (e)	0.82%	0.91%	0.36%	0.33%	1.00%
Portfolio turnover rate	25.61	% (f)	16.74%	12.50%	23.34%	17.29%	5.09%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2023	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$16.76		$15.16	$13.43	$16.39	$12.54	$12.33
Activity From Operations:
Net investment income (loss) (a)(d)	—		0.02	0.02	(0.08)	(0.05)	0.02
Net gain (loss) from securities (both realized and unrealized)	1.11		1.98	1.75	(2.55)	3.90	0.21
Total from operations	1.11		2.00	1.77	(2.63)	3.85	0.23

Distributions to shareholders from:
Net investment income	—		(0.01)	—	—	—	—
Realized gains	(1.60)		(0.39)	(0.04)	(0.33)	—	(0.02)
Total distributions	(1.60)		(0.40)	(0.04)	(0.33)	—	(0.02)

Net Asset Value, End of Period	$16.27		$16.76	$15.16	$13.43	$16.39	$12.54

Total Return (b)	6.52	% (f)	13.38%	13.22%	(16.44)%	30.70%	1.90%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$58		$58	$53	$43	$113	$93
Ratio of expenses to average net assets,
before reimbursement (c)	1.82	% (e)	1.82%	1.83%	1.79%	1.81%	1.88%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	0.06	% (e)	0.11%	0.16%	(0.47)%	(0.32)%	0.20%
Portfolio turnover rate	25.61	% (f)	16.74%	12.50%	23.34%	17.29%	5.09%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021		June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$17.07		$15.42	$13.63	$16.55	$12.62		$12.48
Activity From Operations:
Net investment income (a)(d)	0.09		0.16	0.16	0.09	0.09		0.15
Net gain (loss) from securities (both realized and unrealized)	1.13		2.03	1.77	(2.60)	3.94		0.20
Total from operations	1.22		2.19	1.93	(2.51)	4.03		0.35

Distributions to shareholders from:
Net investment income	(0.17)		(0.15)	(0.10)	(0.08)	(0.10)		(0.19)
Realized gains	(1.60)		(0.39)	(0.04)	(0.33)	—		(0.02)
Total distributions	(1.77)		(0.54)	(0.14)	(0.41)	(0.10)		(0.21)

Net Asset Value, End of Period	$16.52		$17.07	$15.42	$13.63	$16.55		$12.62

Total Return (b)	7.05	% (g)	14.50%	14.26%	(15.64)%	31.98	% (e)	2.75	% (e)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$120,012		$123,060	$104,128	$97,239	$110,388		$76,378
Ratio of expenses to average net assets,
before reimbursement (c)	0.82	% (f)	0.82%	0.83%	0.79%	0.81%		0.88%
net of reimbursement (c)	0.82	% (f)	0.82%	0.83%	0.79%	0.81%		0.83%
Ratio of net investment income to average net assets (c)(d)	0.98	% (f)	1.01%	1.08%	0.54%	0.64%		1.20%
Portfolio turnover rate	25.61	% (g)	16.74%	12.50%	23.34%	17.29%		5.09%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net assets value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f)	Annualized.

(g)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class A
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$19.04		$16.98	$14.80	$18.03	$13.38	$13.30
Activity From Operations:
Net investment income (a)(d)	0.07		0.13	0.13	0.06	0.05	0.11
Net gain (loss) from securities (both realized and unrealized)	1.33		2.38	2.23	(3.11)	4.83	0.37
Total from operations	1.40		2.51	2.36	(3.05)	4.88	0.48

Distributions to shareholders from:
Net investment income	(0.11)		(0.10)	(0.03)	(0.03)	(0.06)	(0.18)
Realized gains	(1.39)		(0.35)	(0.15)	(0.15)	(0.17)	(0.22)
Total distributions	(1.50)		(0.45)	(0.18)	(0.18)	(0.23)	(0.40)

Net Asset Value, End of Period	$18.94		$19.04	$16.98	$14.80	$18.03	$13.38

Total Return (b)	7.27	% (f)	15.01%	15.12%	(17.16)%	36.65%	3.53%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$506		$411	$295	$244	$138	$88
Ratio of expenses to average net assets,
before reimbursement (c)	1.13	% (e)	1.19%	1.20%	1.14%	1.25%	1.36%
net of reimbursement (c)	1.00	% (e)	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets (c)(d)	0.65	% (e)	0.75%	0.81%	0.37%	0.33%	0.87%
Portfolio turnover rate	23.83	% (f)	15.87%	6.41%	16.46%	17.27%	4.87%

	Class C
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$18.17		$16.25	$14.22	$17.43	$12.99	$12.93
Activity From Operations:
Net investment income (loss) (a)(d)	(0.01)		(0.20)	0.02	(0.10)	(0.06)	0.01
Net gain (loss) from securities (both realized and unrealized)	1.27		2.47	2.16	(2.96)	4.67	0.36
Total from operations	1.26		2.27	2.18	(3.06)	4.61	0.37

Distributions to shareholders from:
Net investment income	(0.01)		—	—	—	—	(0.09)
Realized gains	(1.39)		(0.35)	(0.15)	(0.15)	(0.17)	(0.22)
Total distributions	(1.40)		(0.35)	(0.15)	(0.15)	(0.17)	(0.31)

Net Asset Value, End of Period	$18.03		$18.17	$16.25	$14.22	$17.43	$12.99

Total Return (b)	6.86	% (f)	14.14%	14.28%	(17.76)%	35.64%	2.74%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$7		$5	$268	$160	$293	$216
Ratio of expenses to average net assets,
before reimbursement (c)	2.01	% (e)	1.94%	1.95%	1.89%	2.00%	2.12%
net of reimbursement (c)	1.75	% (e)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets (c)(d)	(0.08	)% (e)	(1.25)%	0.11%	(0.59)%	(0.41)%	0.11%
Portfolio turnover rate	23.83	% (f)	15.87%	6.41%	16.46%	17.27%	4.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any and do not reflect the impact of any sales charges.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Aggressive Growth Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

	Class I
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31, 2024		June 30, 2024	June 30, 2023	June 30, 2022	June 30, 2021	June 30, 2020
	(Unaudited)

Net Asset Value, Beginning of Period	$18.69		$16.69	$14.56	$17.75	$13.19	$13.12
Activity From Operations:
Net investment income (a)(d)	0.07		0.15	0.15	0.07	0.08	0.14
Net gain (loss) from securities (both realized and unrealized)	1.31		2.34	2.20	(3.04)	4.74	0.36
Total from operations	1.38		2.49	2.35	(2.97)	4.82	0.50

Distributions to shareholders from:
Net investment income	(0.15)		(0.14)	(0.07)	(0.07)	(0.09)	(0.21)
Realized gains	(1.39)		(0.35)	(0.15)	(0.15)	(0.17)	(0.22)
Total distributions	(1.54)		(0.49)	(0.22)	(0.22)	(0.26)	(0.43)

Net Asset Value, End of Period	$18.53		$18.69	$16.69	$14.56	$17.75	$13.19

Total Return (b)	7.31	% (e)	15.18%	15.29%	(17.01)%	36.79%	3.73%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$54,929		$55,650	$45,303	$39,135	$41,984	$25,976
Ratio of expenses to average net assets,
before reimbursement (c)	0.86	% (f)	0.94%	0.95%	0.89%	1.00%	1.11%
net of reimbursement (c)	0.85	% (f)	0.85%	0.85%	0.85%	0.85%	0.83%
Ratio of net investment income to average net assets (c)(d)	0.74	% (f)	0.87%	0.94%	0.41%	0.50%	1.05%
Portfolio turnover rate	23.83	% (e)	15.87%	6.41%	16.46%	17.27%	4.87%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the year.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Does not include the expenses of other investment companies in which the Fund invests.

(d)	Recognition of net investment income is affected by the timing and declaration of dividends by underlying funds in which the Fund invests.

(e)	Annualized.

(f)	Not Annualized.

The accompanying notes are an integral part of these financial statements.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund and Ladenburg Aggressive Growth Fund (each a “Fund” and collectively the “Funds”) are each a series of Northern Lights Fund Trust, a Delaware statutory trust organized on January 19, 2005 (the “Trust”). The Trust is registered as an open -end management investment company. The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). Each Fund is a diversified investment management company. The Ladenburg Income Fund’s investment objective is to provide current income and capital preservation; the Ladenburg Income & Growth Fund’s investment objective is to provide current income and capital preservation, with a secondary objective of growth of capital; the Ladenburg Growth & Income Fund’s investment objective is to provide long-term growth of capital, with a secondary objective of producing current income; the Ladenburg Growth Fund’s investment objective is to provide long-term growth of capital; and the Ladenburg Aggressive Growth Fund’s investment objective is to maximize long-term growth of capital.

Each Fund offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value (“NAV”) plus the following sales charges:

Amount Invested	Sales Charge
Less than $50,000	5.00%
$50,000 but less than $100,000	4.75%
$100,000 to $249,999	3.75%
$250,000 to $499,999	2.50%
$500,000 to $999,999	2.00%
$1,000,000 and above	None

Class A shares and Class C shares are subject to a 1.00% maximum deferred sales charge. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. The Funds commenced operations on August 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” and Accounting Standards Update (“ASU”) 2013-08.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods that include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short -term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open -end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed- end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Funds’ investments measured at fair value:

Ladenburg Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$10,803,849	$—	$—	$10,803,849
Short-Term Investment	32,990	—	—	32,990
Total	$10,836,839	$—	$—	$10,836,839

Ladenburg Income & Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,699,754	$—	$—	$59,699,754
Short-Term Investment	106,316	—	—	106,316
Total	$59,806,070	$—	$—	$59,806,070

Ladenburg Growth & Income Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$165,130,211	$—	$—	$165,130,211
Short-Term Investment	1,143,625	—	—	1,143,625
Total	$166,273,836	$—	$—	$166,273,836

Ladenburg Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$119,834,943	$—	$—	$119,834,943
Short-Term Investment	39,023	—	—	39,023
Total	$119,873,966	$—	$—	$119,873,966

Ladenburg Aggressive Growth Fund

Assets*	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$54,670,437	$—	$—	$54,670,437
Short-Term Investment	738,397	—	—	738,397
Total	$55,408,834	$—	$—	$55,408,834

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Schedules of Investments for security classifications.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Exchange Traded Funds - The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. ETFs are valued at the last close price. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Ladenburg Income, Ladenburg Income & Growth, and Ladenburg Growth & Income Funds. Ladenburg Growth and Ladenburg Aggressive Growth Funds make distributions annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2021 through June 30, 2024 or expected to be taken in the Funds’ June 30, 2025 year end.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to the following:

Fund	Purchases	Sales
Ladenburg Income Fund	$1,754,712	$2,373,739
Ladenburg Income & Growth Fund	11,953,459	15,834,505
Ladenburg Growth & Income Fund	38,409,321	46,149,832
Ladenburg Growth Fund	31,600,956	39,591,238
Ladenburg Aggressive Growth Fund	13,598,756	17,837,742

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Ladenburg Thalmann Asset Management Inc., (“LTAM”) serves as the Funds’ investment advisor (the “Advisor”). Pursuant to an advisory agreement between the Trust, on behalf of each Fund, and LTAM, investment advisory services are provided to each Fund (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor receives monthly fees calculated at an annual rate of 0.50% of the average daily net assets of each Fund.

During the six months ended December 31, 2024, the Advisory fees accrued for the Funds were as follows:

Fund	Advisory Fees
Ladenburg Income Fund	$28,828
Ladenburg Income & Growth Fund	159,456
Ladenburg Growth & Income Fund	434,990
Ladenburg Growth Fund	314,609
Ladenburg Aggressive Growth Fund	146,223

The Advisor has contractually agreed to waive management fees and/or to make payments to limit Fund expenses, at least until October 31, 2025, so that the total annual operating expenses (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments, borrowing costs (such as interest and dividend expense on securities sold short); taxes and extraordinary expenses, such as litigation expenses (other than the advisor) of each Fund does not exceed 1.00%, 1.75% and 0.85% of each Fund’s average daily net assets attributable to each Fund’s Class A, Class C and Class I shares, respectively.

During the six months ended December 31, 2024, the Advisor waived advisory fees and reimbursed expenses for the Funds as follows:

Fund	Waived/Reimbursed
Ladenburg Income Fund	$48,979
Ladenburg Income & Growth Fund	21,930
Ladenburg Growth & Income Fund	342
Ladenburg Growth Fund	200
Ladenburg Aggressive Growth Fund	2,804

Fee waivers and expense reimbursements are subject to possible recoupment from the Funds in future years on a rolling three-year basis (within the three years from the date the Advisor waived any payment or reimbursed any expense) if such recoupment can be achieved within the expense limit in place at the time of waiver or the current expense limitation and the repayment is approved by the Board.

During the year ended June 30, 2024, the Advisor waived advisory fees and reimbursed expenses, subject to recapture through the following dates, for the Funds as follows:

	June 30, 2025	June 30, 2026	June 30, 2027
Fund	Waived/Reimbursed	Waived/Reimbursed	Waived/Reimbursed	Total
Ladenburg Income Fund	$74,976	$76,129	$93,462	$244,567
Ladenburg Income & Growth Fund	1,115	9,444	28,771	39,330
Ladenburg Growth & Income Fund	158	381	70	609
Ladenburg Growth Fund	295	557	478	1,330
Ladenburg Aggressive Growth Fund	18,916	42,365	48,329	109,610

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Trust, with respect to the Funds, has adopted Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act (the “Plans”) for each of Class A and Class C shares pursuant to which each Fund is authorized to pay the Ladenburg Thalmann and Co. (the “Distributor”), as compensation for the Distributor’s account maintenance services under the Plans, a distribution and shareholder servicing fee at the rate of up to 0.25% for Class A shares and up to 1.00% for Class C shares of the Funds’ average daily net assets attributable to the relevant class. There is no Plan for Class I shares. Such fees are to be paid by the Funds monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Funds’ average daily net assets during the preceding month, and shall be calculated and accrued daily. The Funds may pay fees to the Distributor at a lesser rate, as agreed upon by the Board and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services. The Funds will bear their own costs of distribution with respect to its shares. During the six months ended December 31, 2024, the Funds were charged pursuant to the Plan as follows:

	12b-1 Fees
Fund	Class A	Class C
Ladenburg Income Fund	$379	$5
Ladenburg Income & Growth Fund	874	540
Ladenburg Growth & Income Fund	1,557	36
Ladenburg Growth Fund	635	307
Ladenburg Aggressive Growth Fund	590	30

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended December 31, 2024, the Distributor received $0, $0, $26, $828 and $3,393 for Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, in underwriting commissions for sales of Class A and Class C shares. For the Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund $0, $0, $24, $123, and $512 was retained by the principal underwriter or other affiliated broker-dealers.

Ultimus Fund Services, LLC (“UFS”) – UFS, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of the UFS provide services to the Funds as follows:

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Additionally, the Distributor, an affiliate of the Advisor, executed portfolio trades on behalf of the Funds for which it received no trade commissions during the six months ended December 31, 2024.

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a portfolio creates presumption of control of the portfolio under section 2(a)(9) of the 1940 Act. As of December 31, 2024, National Financial Services held 67.64%, 67.02%, 66.29%, 58.48% and 64.18% of the Ladenburg Income Fund, Ladenburg Income & Growth

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, and Ladenburg Aggressive Growth Fund, respectively, and may be deemed to control a Fund.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation /
Fund	Tax Cost	Appreciation	Depreciation	(Depreciation)
Ladenburg Income Fund	$10,958,434	$758,449	$(880,084)	$(121,635)
Ladenburg Income & Growth Fund	55,324,230	7,456,255	(2,974,415)	4,481,840
Ladenburg Growth & Income Fund	139,518,286	31,706,026	(4,950,476)	26,755,550
Ladenburg Growth Fund	92,784,472	27,844,922	(755,428)	27,089,494
Ladenburg Aggressive Growth Fund	42,583,797	12,985,853	(160,816)	12,825,037

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid for the years ended June 30, 2024 and June 30, 2023 was as follows:

	For the year ended June 30, 2024:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$274,473	$—	$—	$274,473
Ladenburg Income & Growth Fund	1,138,702	—	—	1,138,702
Ladenburg Growth & Income Fund	2,252,262	2,992,541	—	5,244,803
Ladenburg Growth Fund	1,042,895	2,622,704	—	3,665,599
Ladenburg Aggressive Growth Fund	390,916	972,340	—	1,363,256

	For the year ended June 30, 2023:
	Ordinary	Long-Term	Return
Fund	Income	Capital Gains	Of Capital	Total
Ladenburg Income Fund	$261,173	$—	$—	$261,173
Ladenburg Income & Growth Fund	1,172,111	510,237	—	1,682,348
Ladenburg Growth & Income Fund	2,396,784	1,487,744	—	3,884,528
Ladenburg Growth Fund	657,006	282,317	—	939,323

As of June 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings (Losses)
Ladenburg Income Fund	$11,328	$—	$—	$(361,797)	$53,093	$(297,376)
Ladenburg Income & Growth Fund	92,024	442,644	—	—	6,648,929	7,183,597
Ladenburg Growth & Income Fund	393,346	2,525,621	—	—	30,761,244	33,680,211
Ladenburg Growth Fund	515,511	1,213,137	—	—	29,972,170	31,700,818
Ladenburg Aggressive Growth Fund	201,970	257,276	—	—	13,986,642	14,445,888

The difference between book basis and tax basis accumulated net realized gain/(loss) and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Ladenburg Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Non-Expiring
Fund	Short-Term	Long-Term	Total	CLCF Utilized
Ladenburg Income Fund	$71,198	$290,599	$361,797	$93,334
Ladenburg Income & Growth Fund	—	—	—	1,291,874
Ladenburg Growth & Income Fund	—	—	—	—
Ladenburg Growth Fund	—	—	—	—
Ladenburg Aggressive Growth Fund	—	—	—	—

During the fiscal period ended June 30, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to tax adjustments for use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended June 30, 2024, as follows:

	Paid	Accumulated
	In	Earnings
Fund	Capital	(Losses)
Ladenburg Income Fund	$—	$—
Ladenburg Income & Growth Fund	25,303	(25,303)
Ladenburg Growth & Income Fund	294,712	(294,712)
Ladenburg Growth Fund	199,957	(199,957)
Ladenburg Aggressive Growth Fund	44,695	(44,695)

8.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Ladenburg Growth Fund and the Ladenburg Aggressive Growth Fund currently seek to achieve their investment objectives by investing a portion of their assets in the Schwab U.S. Large-Cap Value ETF, (the “Value ETF”). The Funds may may redeem their investment in the Value ETF at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Funds will be directly affected by the performance of Value ETF. The financial statements of the Value ETF, including its portfolio of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website, www.sec.gov, and should be read in conjunction with the Funds’ financial statements. As of December 31, 2024, the percentage of the Ladenburg Growth Fund’s and the Ladenburg Aggressive Growth Fund’s net assets invested in the Schwab U.S. Large-Cap Value ETF was 25.9% and 27.0%, respectively.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

ADDITIONAL INFORMATION

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures - Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-803-6583 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1- 877-803-6583.

INVESTMENT ADVISOR
Ladenburg Thalmann Asset Management Inc.
640 5th Avenue, 4th Floor
New York, NY 10019

ADMINISTRATOR
Ultimus Fund Solutions, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Ladenburg-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers. Exhibit 99.CODE

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust Name: Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer/President
Date: 3/10/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer/Treasurer
Date: 3/10/2025